Pension Plans and Other Postretirement Benefits - Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Plans, as well as Summary of Significant Assumptions for Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2013 Total Pension Benefits		Dec. 31, 2012 Total Pension Benefits		Dec. 31, 2011 Total Pension Benefits	Dec. 31, 2013 Domestic Pension Benefits	Dec. 31, 2012 Domestic Pension Benefits	Dec. 31, 2011 Domestic Pension Benefits	Dec. 31, 2013 Total Postretirement Benefits		Dec. 31, 2012 Total Postretirement Benefits		Dec. 31, 2011 Total Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning balance				$ 762,395		$ 674,665			$ 714,158	$ 634,184		$ 70,787		$ 68,935
Service cost				13,962		12,741		12,830	12,177	11,274	11,169	309		274		263
Interest cost				29,883		31,636		32,933	28,406	29,843	30,945	2,764		3,172		3,393
Plan amendments		(4,500)		0		1,123			0	1,123
Actuarial (gain) loss				(88,392)		90,336			(85,774)	83,428		(6,165)		3,032
Benefits paid				(41,132)		(49,234)			(39,630)	(45,694)		(4,863)		(4,626)
Employee contributions				320		294
Foreign exchange loss				1,546		834
Benefit obligation, ending balance				678,582		762,395		674,665	629,337	714,158	634,184	62,832		70,787		68,935
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance				563,303	[1]	531,105			554,179	522,408		6,611	[1]	7,681
Actual return on plan assets				83,853		62,577			83,499	62,167		368		358
Employer contributions	10,100	10,081	[2]	9,790		18,299			7,556	15,298		3,504		3,198
Benefits paid				(41,132)		(49,234)			(39,630)	(45,694)		(4,863)		(4,626)
Employee contributions				320		294
Foreign exchange gain				411		262
Fair value of plan assets, Ending Balance				616,545	[1]	563,303	[1]	531,105	605,604	554,179	522,408	5,620	[1]	6,611	[1]	7,681
Funded status				(62,037)		(199,092)			(23,733)	(159,979)		(57,212)		(64,176)
Current liabilities (accrued expenses)				(4,390)		(3,611)			(2,856)	(2,015)		(3,309)		(3,361)
Noncurrent liabilities (pension benefits)				(57,647)		(195,481)			(20,877)	(157,964)		(53,903)		(60,815)
Net pension liability				(62,037)		(199,092)			(23,733)	(159,979)		(57,212)		(64,176)
Prior service benefit				(70)		(759)			(441)	(1,181)		(429)		(525)
Net amount recognized				$ (70)		$ (759)			$ (441)	$ (1,181)		$ (429)		$ (525)
Weighted-average assumption percentages:
Discount rate				5.00%		4.04%			5.14%	4.10%		5.03%		4.00%
Rate of compensation increase				2.78%		3.37%			3.50%	3.50%

[1]	See Note 17 “Pension Plans and Other Postretirement Benefits” for further information about fair value measurements of our pension and postretirement plan assets.
[2]	In the fourth quarter of 2012 we recorded a net curtailment gain of $4.5 million ($2.9 million after income taxes) and a one-time employer contribution to the Company’s defined contribution plan of $10.1 million ($6.4 million after income taxes), both in connection with various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012. See Note 17, “Pension Plans and Other Postretirement Benefits.”